Accumulated Other Comprehensive Income (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Accumulated Other Comprehensive Income
Reclassification of net realized gains on sales of securities included in net income, net of taxes	$ 3,973	$ 662	$ 5,762
Reclassification of net realized losses on sales of securities previously written down included in net income, net of taxes	$ (31)	$ (662)	$ (168)